Analysis of operating revenues and segmental analysis (Tables)	12 Months Ended
Mar. 31, 2022
Analysis of operating revenues and segmental analysis
Schedule of reportable segment information

	At March 31, 2022
	Ryanair DAC	Malta Air	Other Airlines	Elimination	Total
	€M	€M	€M	€M	€M
Scheduled revenue	2,616.1	—	36.4	—	2,652.5
Ancillary revenue	2,148.4	—	—	—	2,148.4
Inter-segment revenue	698.5	679.4	406.9	(1,784.8)	—
Segment revenue	5,463.0	679.4	443.3	(1,784.8)	4,800.9

Reportable segment (loss)/profit after income tax (i)	(354.7)	5.9	(6.2)	—	(355.0)

Other segment information:
Depreciation	(660.1)	—	(59.3)	—	(719.4)
Finance expense	(87.8)	—	(3.6)	—	(91.4)
Capital expenditure	(1,527.8)	—	(5.0)	—	(1,532.8)

Reportable segment assets	14,832.1	69.6	248.1	—	15,149.8
Reportable segment liabilities	8,879.3	85.3	639.9	—	9,604.5

	At March 31, 2021
	Ryanair DAC	Malta Air	Other Airlines	Elimination	Total
	€M	€M	€M	€M	€M
Scheduled revenue	1,020.2	—	15.8	—	1,036.0
Ancillary revenue	599.8	—	—	—	599.8
Inter-segment revenue	586.4	464.2	196.9	(1,247.5)	—
Segment revenue	2,206.4	464.2	212.7	(1,247.5)	1,635.8

Reportable segment (loss)/profit after income tax (i)	(641.6)	(18.7)	(155.1)	—	(815.4)

Other segment information:
Depreciation	(506.6)	—	(64.4)	—	(571.0)
Finance expense	(65.6)	—	(4.2)	—	(69.8)
Finance income	10.9	—	5.1	—	16.0
Capital expenditure	(343.0)	—	(33.6)	—	(376.6)

Reportable segment assets	11,898.7	86.7	342.6	—	12,328.0
Reportable segment liabilities	6,830.8	108.3	742.3	—	7,681.4

	At March 31, 2020
	Ryanair DAC	Malta Air	Other Airlines	Elimination	Total
	€M	€M	€M	€M	€M
Scheduled revenue	5,306.3	—	259.9	—	5,566.2
Ancillary revenue	2,816.3	—	112.3	—	2,928.6
Inter-segment revenue	2.4	210.8	187.2	(400.4)	—
Segment revenue	8,125.0	210.8	559.4	(400.4)	8,494.8

Reportable segment profit/(loss) after income tax (i)	1,097.7	(3.2)	(92.4)	—	1,002.1

Other segment information:
Depreciation	(693.7)	—	(55.0)	—	(748.7)
Finance expense	(475.2)	—	(4.9)	—	(480.1)
Finance income	21.4	—	—	—	21.4
Capital expenditure	(1,195.8)	—	—	—	(1,195.8)

Reportable segment assets	14,194.5	64.4	488.3	—	14,747.2
Reportable segment liabilities	8,995.2	67.9	769.6	—	9,832.7

(i)Adjusted loss after tax in the financial year ended March 31, 2022 excludes an exceptional gain of €114M, attributable to the fair value measurement of jet fuel call options.  Adjusted loss after tax in the financial year ended March 31, 2021, excludes a charge of €200m (March 31, 2020: €353m), attributable to a hedge ineffectiveness charge on jet fuel derivative instruments, foreign currency derivative instruments related to jet fuel, and aircraft delivery delays.

Schedule of geographical information for revenue by country of origin

	Year ended
	March 31,
	2022	2021	2020
	€M	€M	€M
United Kingdom	564.0	251.4	1,782.3
Italy	1,188.8	377.5	1,522.1
Spain	873.8	315.7	1,107.1
Germany	N/A	N/A	823.3
Ireland	229.6	81.0	594.5
Other European countries	1,944.7	610.2	2,665.5
Total revenue	4,800.9	1,635.8	8,494.8